Pension and Other Benefit Plans - Pension Plan, Amounts Recognized in Balance Sheet (Details) - Pension Plans, Defined Benefit - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other assets	$ 1,118	$ 73
Accrued expenses and other current liabilities	(28)	(7)
Non-current pension obligations	(879)	(342)
Other long-term liabilities - OPEB	(21)	(23)
Net amount recorded	190	(299)
Accumulated benefit obligation	$ 11,241	$ 3,262